PROVISION FOR PENSION AND POST-RETIREMENT BENEFITS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Defined benefit plans				$ 83	$ 100	$ 100
Benefit obligation
Net periodic benefit cost	$ 8	$ 9	$ 10
2021
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Estimated future benefit payments				8
2022
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Estimated future benefit payments				9
2023
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Estimated future benefit payments				9
2024
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Estimated future benefit payments				9
2025
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Estimated future benefit payments				9
Thereafter
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Estimated future benefit payments				33
Post-retirement medical scheme for AngloGold Ashanti's South African employees
Disclosure of defined benefit plans [line items]
Defined benefit plans				77	93	93
Benefit obligation
Balance at beginning of year	93	93	115
Interest cost	7	8	9
Benefits paid	(7)	(8)	(10)
Actuarial (gain) loss	(9)	(2)	(5)
Translation	(5)	2	(16)
Balance at end of year	77	93	93
Net amount recognised	77	93	115	$ 77	$ 93	$ 93
Net periodic benefit cost	7	8	9
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Discount rate (in percent)				9.14%	9.15%	9.57%
Expected increase in health care costs (in percent)				6.06%	7.25%	7.35%
Health care cost trend assumed for next year (in percent)				6.06%	7.25%	7.35%
Rate to which the cost trend is assumed to decline (the ultimate trend rate) (in percent)				6.06%	7.25%	7.35%
Estimate of contributions expected to be paid to plan for next annual reporting period	8
Post-retirement medical scheme for AngloGold Ashanti's South African employees | Health care cost trend rates
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Percentage of reasonably possible increase in actuarial assumption (in percent)				1.00%
Increase in total service and interest cost due to reasonably possible increase in actuarial assumption	0	1	1
Increase in defined benefit obligation due to reasonably possible increase in actuarial assumption				$ 4	$ 7	$ 7
Percentage of reasonably possible decrease in actuarial assumption (in percent)				1.00%
Decrease in total service and interest cost due to reasonably possible decrease in actuarial assumption	0	(1)	(1)
Decrease in defined benefit obligation due to reasonably possible decrease in actuarial assumption				$ (4)	(6)	(7)
Post-retirement medical scheme for AngloGold Ashanti's South African employees | Including liabilities classified as held for sale
Benefit obligation
Balance at beginning of year	93	93
Balance at end of year	79	93	93
Net amount recognised	93	93	93	79	93	93
Post-retirement medical scheme for AngloGold Ashanti's South African employees | Classified as held for sale
Benefit obligation
Settlement gain	$ (2)	$ 0	$ 0
Other defined benefit plans
Disclosure of defined benefit plans [line items]
Defined benefit plans				$ 6	$ 7	$ 7